UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

Nicholas II, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 09/30/2013

Date of Reporting Period: 12/31/2012

Item 1. Schedule of Investments.

NICHOLAS II, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF December 31, 2012

SHARES OR
PRINCIPAL
AMOUNT		Value
-------------		------------
COMMON STOCKS -- 95.82%
	Consumer Discretionary - Durables &
	Apparel -- 5.09%
130,000	Coach, Inc.	$ 7,216,300
165,000	Jarden Corporation *	8,530,500
50,000	Polaris Industries Inc.	4,207,500
130,000	Tupperware Brands Corporation	8,333,000
		------------
		28,287,300
		------------
	Consumer Discretionary -
	Retailing -- 13.11%
270,000	Aaron's, Inc.	7,635,600
245,000	CarMax, Inc. *	9,197,300
380,000	LKQ Corporation *	8,018,000
125,000	Nordstrom, Inc.	6,687,500
80,000	O'Reilly Automotive, Inc. *	7,153,600
115,000	PetSmart, Inc.	7,859,100
265,000	Select Comfort Corporation *	6,935,050
180,000	TJX Companies, Inc. (The)	7,641,000
40,000	Tractor Supply Company	3,534,400
47,500	Ulta Salon, Cosmetics & Fragrance, Inc. *	4,667,350
80,000	Williams-Sonoma, Inc.	3,501,600
		------------
		72,830,500
		------------
	Consumer Discretionary - Services -- 2.71%
250,000	InterContinental Hotels Group PLC	6,955,000
15,000	Panera Bread Company *	2,382,450
100,000	Starwood Hotels & Resorts Worldwide, Inc.	5,736,000
		------------
		15,073,450
		------------
	Consumer Staples - Food & Staples
	Retailing -- 1.25%
90,000	PriceSmart, Inc.	6,934,500
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 3.28%
100,000	Beam Inc.	6,109,000
120,000	McCormick & Company, Inc.	7,623,600
85,000	Monster Beverage Corporation *	4,494,800
		------------
		18,227,400
		------------
	Energy -- 6.37%
105,000	Cameron International Corporation *	5,928,300
38,000	CARBO Ceramics Inc.	2,976,920
45,000	Concho Resources Inc. *	3,625,200
70,000	Continental Resources, Inc. *	5,144,300
60,000	Helmerich & Payne, Inc.	3,360,600
114,955	Kinder Morgan Management, LLC *	8,674,538
130,000	Whiting Petroleum Corporation *	5,638,100
		------------
		35,347,958
		------------
	Financials - Banks -- 1.30%
113,156	Commerce Bancshares, Inc.	3,967,249
60,000	Cullen/Frost Bankers, Inc.	3,256,200
		------------
		7,223,449
		------------
	Financials - Diversified -- 3.41%
50,000	Affiliated Managers Group, Inc. *	6,507,500
170,000	Raymond James Financial, Inc.	6,550,100
90,000	T. Rowe Price Group, Inc.	5,861,700
		------------
		18,919,300
		------------
	Financials - Insurance -- 3.45%
80,000	Aon plc	4,448,000
215,000	Marsh & McLennan Companies, Inc.	7,411,050
217,000	Willis Group Holdings PLC	7,276,010
		------------
		19,135,060

		------------
	Financials - Real Estate -- 2.18%
60,000	Digital Realty Trust, Inc.	4,073,400
40,000	HCP, Inc.	1,807,200
40,000	Health Care REIT, Inc.	2,451,600
80,000	Healthcare Realty Trust Incorporated	1,920,800
60,000	National Retail Properties, Inc.	1,872,000
		------------
		12,125,000
		------------
	Health Care - Equipment &
	Services -- 9.91%
135,000	AmerisourceBergen Corporation	5,829,300
140,000	Cardinal Health, Inc.	5,765,200
90,000	Cooper Companies, Inc. (The)	8,323,200
50,000	DaVita HealthCare Partners Inc. *	5,526,500
205,000	DENTSPLY International Inc.	8,120,050
155,000	ResMed Inc.	6,443,350
120,000	Stryker Corporation	6,578,400
120,000	Varian Medical Systems, Inc. *	8,428,800
		------------
		55,014,800
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 5.89%
75,000	Allergan, Inc.	6,879,750
105,000	Gilead Sciences, Inc. *	7,712,250
32,500	Mettler-Toledo International Inc. *	6,282,250
50,000	Perrigo Company	5,201,500
103,920	Thermo Fisher Scientific Inc.	6,628,018
		------------
		32,703,768
		------------
	Industrials - Capital Goods -- 11.64%
197,500	AMETEK, Inc.	7,420,075
180,000	BE Aerospace, Inc. *	8,892,000
206,000	Fastenal Company	9,618,140
170,000	IDEX Corporation	7,910,100
175,000	Pentair Ltd.	8,601,250
95,000	Snap-on Incorporated	7,504,050
50,000	TransDigm Group Incorporated *	6,818,000
90,000	Westinghouse Air Brake Technologies
	Corporation	7,878,600
		------------
		64,642,215
		------------
	Industrials - Commercial & Professional
	Services -- 2.73%
150,000	ADT Corporation (The)	6,973,500
85,000	IHS Inc. - Class A *	8,160,000
		------------
		15,133,500
		------------
	Industrials - Transportation -- 1.02%
143,000	Expeditors International of
	Washington, Inc.	5,655,650
		------------
	Information Technology - Hardware &
	Equipment -- 1.08%
235,000	NCR Corporation *	5,987,800
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 3.61%
200,000	Altera Corporation	6,888,000
180,000	Avago Technologies Limited	5,698,800
228,750	Microchip Technology Incorporated	7,454,963
		------------
		20,041,763
		------------
	Information Technology - Software &
	Services -- 13.78%
110,000	ANSYS, Inc. *	7,407,400
135,000	Check Point Software Technologies Ltd. *	6,431,400
174,499	Fidelity National Information
	Services, Inc.	6,074,310
80,937	Fiserv, Inc. *	6,396,451
195,000	FleetCor Technologies, Inc. *	10,461,750
95,000	Informatica Corporation *	2,880,400
80,000	MercadoLibre, Inc.	6,285,600
120,000	Red Hat, Inc. *	6,355,200
100,000	Teradata Corporation *	6,189,000
205,000	TIBCO Software Inc. *	4,512,050
300,000	Vantiv, Inc. - Class A *	6,126,000
250,000	VeriFone Systems, Inc. *	7,420,000

		------------
		76,539,561
		------------
	Materials -- 4.01%
75,000	Airgas, Inc.	6,846,750
135,000	AptarGroup, Inc.	6,442,200
125,000	Ecolab Inc.	8,987,500
		------------
		22,276,450
		------------
	TOTAL COMMON STOCKS
	(cost $351,812,573)	532,099,424
		------------
SHORT -TERM INVESTMENTS -- 4.21%
	Commercial Paper - 3.51%
$1,950,000	Marriott International, Inc.
	01/02/13, 0.33%	1,950,000
1,825,000	Integrys Energy Group, Inc.
	01/03/13, 0.38%	1,824,981
1,500,000	General Mills, Inc. 01/04/13, 0.30%	1,499,975
950,000	Vectren Utility Holdings, Inc.
	01/04/13, 0.27%	949,986
500,000	Bemis Company, Inc. 01/08/13, 0.39%	499,968
525,000	Valspar Corporation (The) 01/08/13, 0.35%	524,969
1,500,000	Kellogg Company 01/09/13, 0.21%	1,499,939
1,525,000	Integrys Energy Group, Inc. 01/10/13, 0.40%	1,524,864
1,500,000	Integrys Energy Group, Inc. 01/11/13, 0.39%	1,499,854
1,000,000	Nissan Motor Acceptance Corporation
	01/14/13, 0.38%	999,873
1,000,000	UnitedHealth Group Incorporated
	01/15/13, 0.23%	999,917
925,000	Bacardi-Martini B.V. 01/16/13, 0.41%	924,852
1,650,000	Integrys Energy Group, Inc. 01/17/13, 0.39%	1,649,732
750,000	H.J. Heinz Finance Company 01/18/13, 0.25%	749,917
850,000	Marriott International, Inc.
	01/22/13, 0.35%	849,835
1,550,000	Hitachi Capital America Corp.
	01/25/13, 0.45%	1,549,554
		------------
		19,498,216
		------------
	Variable Rate Security - 0.70%
3,899,306	Fidelity Institutional Money
	Market Fund - Class I	3,899,306
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $23,397,522)	23,397,522
		------------
	TOTAL SECURITY HOLDINGS
	(cost $375,210,095) - 100.03%	555,496,946
		------------

	LIABILITIES, NET OF OTHER ASSETS - (0.03)%	(176,287)
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$555,320,659
		------------
		------------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of December 31, 2012, investment cost for federal tax purposes was $375,460,929 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$190,309,219
Unrealized depreciation	(10,273,202)
------------
Net unrealized appreciation	$180,036,017
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,
credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$532,099,424
Level 2 -
Commercial Paper	19,498,216
Variable Rate Security	3,899,306
Level 3 -
None	-
------------
Total	$555,496,946
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 02/01/2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 02/01/2013

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 02/01/2013